Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Property and equipment	$ 805	$ 714
Right-of-use assets	1,615	1,818
Intangible assets	89,928	88,521
Deferred compensation cost	0	29
Deferred tax asset	6,220	5,832
Total non-current assets	98,568	96,914
Current assets
Trade and other receivables	13,249	12,222
Inventories	13	75
Cash and cash equivalents	31,311	29,664
Total current assets	44,573	41,961
Total assets	143,141	138,875
Equity
Share capital	0	0
Capital reserve	73,952	63,723
Treasury shares	(1,107)	(348)
Share options and warrants reserve	6,009	4,411
Foreign exchange translation reserve	(6,383)	(7,075)
Retained earnings	33,271	26,398
Total equity	105,742	87,109
Non-current liabilities
Other payables	0	290
Deferred consideration	0	4,774
Contingent consideration	0	11,297
Lease liability	1,347	1,518
Deferred tax liability	2,212	2,179
Total non-current liabilities	3,559	20,058
Current liabilities
Trade and other payables	6,896	6,342
Deferred income	1,784	1,692
Deferred consideration	23,380	2,800
Contingent consideration	0	19,378
Other liability	282	226
Lease liability	542	554
Income tax payable	956	716
Total current liabilities	33,840	31,708
Total liabilities	37,399	51,766
Total equity and liabilities	$ 143,141	$ 138,875